Trade and other receivables - current (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Receivable from contracts with customers	$ 117,824	$ 88,544
Receivable from contracts with customers - TI Pool	56,568	169,339
Accrued income	9,237	13,706
Accrued interest	236	1,352
Deferred charges	45,072	17,601
Deferred fulfillment costs	1,126	2,278
Other receivables	3,691	11,414
Lease receivables	1,263	1,591
Derivatives	866	1,286
Total trade and other receivables	$ 235,883	$ 307,111